Related Parties Transactions and Balances - Schedule of Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Parties Transactions and Balances [Abstract]
Employees payable	$ 508	$ 376
Accounts payable	146	29
Total of balances with related parties	$ 654	$ 405